Restatement of Previously Issued Consolidated Financial Statements - Consolidated Statement of Stockholders' Equity (Deficit) (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Restatement of Previously Issued Consolidated Financial Statements
Beginning balance	$ (10,790,623)	$ (123,717)	$ (4,081,821)	$ 460,262	$ (4,081,821)	$ 460,262	$ (4,081,821)	$ 460,262
Stock-based compensation	5,436,776	32,710	227,673	1,105,865	5,664,449	1,138,575	6,769,296	1,171,287
Net Income (Loss)	(45,414,335)	(1,220,296)	(6,936,475)	(1,689,843)	(52,350,810)	(2,910,139)	(61,002,954)	(5,713,369)
Ending balance	29,808,242	(1,311,303)	(10,790,623)	(123,717)	29,808,242	(1,311,303)	22,287,113	(4,081,821)
As Previously Reported
Restatement of Previously Issued Consolidated Financial Statements
Beginning balance	(15,638,288)	(2,618,613)	(8,513,101)	(630,192)	(8,513,101)	(630,192)	(8,513,101)	(630,192)
Stock-based compensation	5,555,880	4,543	11,273	140,730	5,567,153	145,273
Net Income (Loss)	(40,390,883)	(1,944,963)	(7,136,460)	(2,129,151)	(47,527,343)	(4,074,114)
Ending balance	29,919,219	(4,559,033)	(15,638,288)	(2,618,613)	29,919,219	(4,559,033)		(8,513,101)
Adjustment
Restatement of Previously Issued Consolidated Financial Statements
Beginning balance	4,950,505	2,494,896	4,431,280	1,090,453	4,431,280	1,090,453	4,431,280	1,090,453
Stock-based compensation	(119,104)	28,167	216,400	965,135	97,296	993,302
Net Income (Loss)	(5,023,452)	724,667	199,985	439,308	(4,823,467)	1,163,975
Ending balance	$ (110,977)	$ 3,247,730	4,950,505	2,494,896	(110,977)	3,247,730		4,431,280
Wrong inputs and assumptions used in valuation models
Restatement of Previously Issued Consolidated Financial Statements
Beginning balance				454,869		454,869		454,869
Wrong inputs and assumptions used in valuation models | As Previously Reported
Restatement of Previously Issued Consolidated Financial Statements
Beginning balance			(8,513,101)	(630,192)	(8,513,101)	(630,192)	(8,513,101)	(630,192)
Stock-based compensation								146,327
Net Income (Loss)								(8,029,236)
Ending balance								(8,513,101)
Wrong inputs and assumptions used in valuation models | Adjustment
Restatement of Previously Issued Consolidated Financial Statements
Beginning balance			$ 4,431,280	$ 1,085,061	$ 4,431,280	$ 1,085,061	$ 4,431,280	1,085,061
Stock-based compensation								1,024,960
Net Income (Loss)								2,315,867
Ending balance								$ 4,431,280